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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07111

             Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
 (Address of principal executive offices)                    (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


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MORGAN STANLEY INSURED CALIFORNIA MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                COUPON    MATURITY
THOUSANDS                                                                                 RATE       DATE         VALUE
---------                                                                                ------    --------    ------------
                TAX - EXEMPT MUNICIPAL BONDS (100.4%)
                CALIFORNIA (98.3%)
$   2,000       Anaheim Public Financing Authority, Distributor Electric
                  Ser 2007-A (MBIA Insd) ++...........................................     4.50%   10/01/37    $  1,913,060
    1,000       Anaheim Public Financing Authority,  Generation
                  Refg Ser 2002-B (FSA Insd)..........................................     5.25    10/01/18       1,054,190
      250       Bay Area Government Association, Pool 1994 Ser A (FSA Insd)...........     6.00    12/15/24         251,965
    2,000       California Department of Veterans Affairs, Home Purchase
                  2002 Ser A (AMBAC Insd).............................................     5.35    12/01/27       2,102,260
    1,500       California Department of Water Resources, Central Valley
                  Ser Y (FGIC Insd)...................................................     5.25    12/01/19       1,587,405
    2,000       California Infrastructure & Economic Development Bank, Bay
                  Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC
                  Insd) (ETM Insd)....................................................     5.00    07/01/29       2,181,760
    1,000       California State University, Ser 2005 A (AMBAC Insd).............          5.00    11/01/35       1,033,990
    1,000       California, Refg Dtd 04/01/07 (MBIA Insd).............................     4.25    08/01/33         922,290
      505        California, Various Purposes Dtd 03/01/94 (FSA Insd).................     5.50    03/01/20         505,707
      400       California, Veterans Ser BH (AMT Insd) (FSA Insd).....................     5.40    12/01/16         410,088
    1,000       Capistrano Unified School District, Community Facilities
                  District #98-2 Ladera Ser 2005 (FGIC Insd)..........................     5.00    09/01/29       1,037,990
    2,000       East Bay Municipal Utility District, Water Ser 2001
                  (MBIA Isnd).........................................................     5.00    06/01/26       2,091,660
    1,000       Golden State Tobacco Securitization Corporation, Enhanced Asset
                  Backed Ser 2005 A (FGIC Insd).......................................     5.00    06/01/38       1,022,370
    1,280       Huntington Beach Union High School District,
                  Ser 2004 (FSA Insd).................................................     5.00    08/01/26       1,345,984
    1,110       Kern County Board of Education, Refg 2006 Ser A
                  COPs (MBIA Insd)....................................................     5.00    06/01/31       1,147,973
    1,100       La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC
                  Insd)...............................................................     5.25    09/01/24       1,171,269
    1,000       Los Angeles County Metropolitan Transportation Authority
                  Sales Tax Ser 2006 A (FSA Insd).....................................     4.50    07/01/29         971,850
    1,000       Los Angeles Department of Water & Power, 2001 Ser A (FSA
                  Insd)...............................................................     5.25    07/01/21       1,041,190
      800       Los Angeles Municipal Improvement Corporation, Police
                  Headquarters Ser 2006 - A (FGIC Insd)...............................     4.75    01/01/31         802,680
    1,000       Los Angeles Wastewater Refg Ser 2003 B (FSA Insd).....................     5.00    06/01/22       1,039,270
    1,030       Los Angeles, Ser 2004 A (MBIA Insd)...................................     5.00    09/01/24       1,083,869
    1,000       Metropolitan Water District of Southern California, 2003
                  Ser B-2 (FGIC Insd).................................................     5.00    10/01/27       1,037,180
    2,000       Orange County Transportation Authority, Toll Road Express
                  Lanes Refg Ser 2003 A (AMBAC Insd)..................................     5.00    08/15/20       2,089,400
    1,000       Oxnard Financing Authority,Wastewater 2004 Ser A
                  (FGIC Insd).........................................................     5.00    06/01/29       1,034,130
    1,000       Rancho Mirage Redevelopment Agency, Ser 2003 A
                  (MBIA Insd).........................................................     5.00    04/01/33       1,022,950
    1,000       Sacramento County Sanitation District's Financing Authority,
                  Ser 2006 (FGIC Insd)................................................     5.00    12/01/28       1,044,580
      180       Sacramento Financing Authority, 1999 Solid Waste &
                  Redevelopment (AMBAC Insd)..........................................     5.75    12/01/22         190,638
    1,510       Sacramento Financing Authority, 2005 Refg Solid Waste &
                  Redevelopment (FGIC Insd)                                                5.00    12/01/17       1,613,495
    2,000       Sacramento Financing Authority, Water & Capital Improvement
                  2001 Ser A (AMBAC Insd)  ...........................................     5.00    12/01/26       2,091,660

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
    1,000       San Diego County Water Authority, Ser 2004 A COPs
                  (FSA Insd)..........................................................     5.00    05/01/29       1,033,330
    1,000       San Francisco City & County, City Buildings Ser 2007 A
                  COPs (FGIC Insd)....................................................     4.50    09/01/37         957,530
      340       San Francisco City & County, Laguna Honda Hospital RITES
                  PA 1387 (FSA Insd)##................................................    6.733    06/15/30         384,207
    2,000       San Francisco Public Utilities Commission, Water Refg
                  Ser A 2001(FSA Insd)................................................     5.00    11/01/31       2,045,540
    1,000       San Jose, Airport Ser 2001 A (FGIC Insd)..............................     5.00    03/01/25       1,027,660
    1,000       Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC
                  Insd)...............................................................     5.00    09/01/30       1,029,090
    1,000       Southern California Public Power Authority, Transmission
                  Refg Ser 2002 A (FSA Insd)..........................................     5.25    07/01/18       1,052,750
    1,000       University of California Regents Ser 2007 A (MBIA Insd)...............     4.50    05/15/37         956,920
                  University of California,
    1,000       University of California, Limited Projects Ser 2005 B (FSA Insd)......     5.00    05/15/30       1,035,120
    1,040       University of California, Ser 2007-J (FSA Insd) ++....................     4.50    05/15/31       1,012,175
      960       University of California, Ser 2007-J (FSA Insd) ++....................     4.50    05/15/35         934,315
    1,000       Upland School District, Election 2000 Ser 2001 B
                  (FSA Insd)..........................................................    5.125    08/01/25       1,047,530
      675       Val Verde Unified School District, School Construction COPs
                  Ser 2005 B (FGIC)...................................................     5.00    01/01/30         695,412
    1,375       Washington Unified School District, Election 2004
                  Ser A (FGIC Insd)...................................................     5.00    08/01/22       1,429,560
    1,000       Yucaipa Valley Water District, Ser 2004 A COPs
                  (MBIA Insd).........................................................     5.25    09/01/24       1,057,760
                                                                                                               ------------
                                                                                                                 50,541,752
                                                                                                               ------------
                PUERTO RICO (2.1%)
    1,000       Puerto Rico Infrastructure Financing Authority, 2000 Ser A
                  (ETM Insd)..........................................................     5.50    10/01/32       1,053,730
                                                                                                               ------------
            TOTAL TAX - EXEMPT MUNICIPAL BONDS
            (Cost $50,344,419)........................................................                           51,595,482
                                                                                                               ------------
                SHORT-TERM INVESTMENTS (4.2%)
    1,000       California Department of Water, Ser B SubSer B-2......................     3.67*   05/01/22       1,000,000
    1,200       California Infrastructure & Economic Development Bank,
                Ser 2005 A (FGIC Insd)................................................     3.60*   07/01/36       1,200,000
                                                                                                               ------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $2,200,000).......................................................                            2,200,000
                                                                                                               ------------
   52,255   TOTAL INVESTMENTS
---------   (Cost $52,544,419)........................................................                           53,795,482

   (3,000)      FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-5.8%)
                Notes with interest rates ranging from 3.61% to 3.62% at July 31, 2007 and contractual maturities of collateral ranging from 05/15/31 to
                  10/01/37 +++(Cost $(3,000,000)).....................................                           (3,000,000)
                                                                                                               ------------
$  49,255   TOTAL NET INVESTMENTS
=========
            (Cost $49,544,419) (a)(b)(c)..............................................     98.8%                 50,795,482
            OTHER ASSETS IN EXCESS OF LIABILITIES.....................................      1.2                     598,247
                                                                                         ------                ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS..............................    100.0%               $ 51,393,729
                                                                                         ======                ============

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----------
## Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $384,207 which represents 0.7% of net assets applicable to common shareholders.

+     Prerefunded to call date shown.

++    Underlying security related to inverse floaters entered into by the Trust.

+++ Floating rate note obligation related to securities held. The interest rate shown reflects the rate in effect July 31, 2007.

*     Current coupon of variable rate demand obligation.

# A portion of this security has been physically segregated in connection with open futures contracts in the amount of $20,500.

(a) Securities have been designated as collateral in an amount equal to $2,168,060 in connection with open futures contracts and an open swap contract.

(b) The aggregate cost for federal income tax purposes is $49,533,864. The aggregate gross unrealized appreciation is $1,614,671 and the aggregate gross unrealized depreciation is $353,053, resulting in net unrealized appreciation of $1,261,618.

(c) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2007, Trust investments with a va a value of $3,859,550 are held by the Dealer Trusts and serve as collateral for the $3,000,000 in floating rate note obligations outstanding at tht at date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:

 AMT    Alternative Minimum Tax.

COPs    Certificates of Participation.

 ETM    Escrowed to Maturity.

RITES   Residual Interest Tax - Exempt Securities (Illiquid securities).

AMBAC   AMBAC Indemnity Corporation.

FGIC    Financial Guaranty Insurance Company.

 FSA    Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

                                                         UNDERLYING
NUMBER OF                   DESCRIPTION, DELIVERY       FACE AMOUNT      UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR             AT VALUE      DEPRECIATION
---------   ----------   ---------------------------    ------------    ------------
   10         SHORT      U.S. Treasury Notes 10 Year
                               September 2007           $ (1,074,219)   $     (3,543)
   10         SHORT      U.S. Treasury Notes 20 Year
                               September 2007             (1,100,625)           (965)
                                                                        ------------
                         Total Depreciation.........................    $     (4,508)
                                                                        ============

INTEREST RATE SWAP CONTRACTS OPEN AT JULY 31, 2007:

                           NOTIONAL
                            AMOUNT       PAYMENTS           PAYMENTS         TERMINATION    UNREALIZED
      COUNTERPARTY          (000)      MADE BY TRUST    RECEIVED BY TRUST       DATE       APPRECIATION
----------------------    ---------   --------------    -----------------    -----------   ------------
J P Morgan Chase & Co.     $  2,000   Fixed Rate 3.79%  Floating Rate 3.85%    08/24/17    $     18,169
                                                                                           ============

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007